UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06073

Government Cash Management Portfolio
(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 12/31

Date of reporting period: 7/1/19-6/30/20

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2019 - 06/30/2020
Government Cash Management Portfolio

===================== Government Cash Management Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Government Cash Management Portfolio

By (Signature and Title)	/s/Hepsen Uzcan
Hepsen Uzcan, Chief Executive Officer and President

Date 8/14/20